Expense Example, No Redemption - C Class	Dec. 31, 2025 USD ($)
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 186
Expense Example, No Redemption, 3 Years	578
Expense Example, No Redemption, 5 Years	995
Expense Example, No Redemption, 10 Years	2,158
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	569
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	2,127
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	197
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	1,064
Expense Example, No Redemption, 10 Years	2,303
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	209
Expense Example, No Redemption, 3 Years	669
Expense Example, No Redemption, 5 Years	1,154
Expense Example, No Redemption, 10 Years	2,495
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	268
Expense Example, No Redemption, 3 Years	876
Expense Example, No Redemption, 5 Years	1,510
Expense Example, No Redemption, 10 Years	3,215
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	232
Expense Example, No Redemption, 3 Years	715
Expense Example, No Redemption, 5 Years	1,225
Expense Example, No Redemption, 10 Years	$ 2,626